Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019	May 29, 2020	Apr. 22, 2020
Property and equipment useful lives
Authorized share capital amount			$ 100,000	$ 75,000
Server hardware
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years	5 years
Vehicles
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years	5 years